Trade and other payables	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Trade and other payables

18. Trade and other payables

Trade and other payables of $35.4 million as at December 31, 2024, have decreased by $2.6 million since June 30, 2024, due to repayment of trade payables and the timing of payments on supplier contracts and other liabilities.

In accordance with IFRS 15 – Revenue from Contracts with Customers, deferred income is presented as a separate line item. Deferred income relates to the Company’s obligation to transfer goods or services to customers for which the Company has received consideration (or the amount is due) from customers. Deferred income is recorded as revenue when the Company fulfils its performance obligations under the contract.

21. Trade and other payables

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Current trade and other payables
Trade payables	10,973	7,725	5,692
Shares to be issued	10,000	2,500	-
Accruals	13,188	1,321	4,322
Related party payable	-	-	477
Payroll liabilities	3,574	2,077	2,210
Sales tax payable	-	116	949
Deferred income	10	318	974
Other creditors	184	540	833
Total current trade and other payables	37,929	14,597	15,457

Non-current other payables
Non-current accrued interest	-	6,129	-
Non-current accrued loan and other fees	-	314	-
Total non-current other payables	-	6,443	-

In accordance with IFRS 15 – Revenue from Contracts with Customers, deferred income is presented as a separate line item. Deferred income relates to the Company’s obligation to transfer goods or services to customers for which the Company has received consideration (or the amount is due) from customers. Deferred income is recorded as revenue when the Company fulfils its performance obligations under the contract.

Non-current accrued interest relates to interest on AWN related party loans, where pursuant to amendments to loan terms agreed on June 30, 2023, obligations to pay accrued interest on all loans except bridging loans issued after December 31, 2022 are deferred until April 30, 2025. The liabilities are then classified as current in “Accruals” line item under Current trade and other payables given that they are due within a year from FY24